Premises, equipment and computer software	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Premises, equipment and computer software
Note 8: Premises, equipment and computer software

	December 31, 2019			December 31, 2018
Category	Cost	Accumulated depreciation	Net carrying value	Cost	Accumulated depreciation	Net carrying value
Land	8,730	—	8,730	8,612	—	8,612
Buildings	156,756	(66,370)	90,386	144,196	(61,853)	82,343
Equipment	22,928	(17,062)	5,866	21,323	(15,490)	5,833
Computer hardware and software in use	189,380	(144,236)	45,144	177,017	(121,652)	55,365
Computer software in development	8,107	—	8,107	5,907	—	5,907
Total	385,901	(227,668)	158,233	357,055	(198,995)	158,060

	Year ended
Depreciation charged to operating expenses	December 31, 2019	December 31, 2018	December 31, 2017
Buildings (included in Property expense)	4,492	4,283	3,781
Equipment (included in Property expense)	1,524	1,413	1,336
Computer hardware and software (included in Technology and communication expense)	20,620	20,441	18,382
Total depreciation charged to operating expenses	26,636	26,137	23,499